Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Government authorities	$ 23,422	$ 27,752
Prepaid expenses	11,721	13,229
Due from related parties	13,129	14,371
Advances to suppliers	5,947	991
Interest receivable	1,854	311
Other	1,138	3,073
Other receivables and prepaid expenses	$ 57,211	$ 59,727